Note 4(a) - Advances for Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Advances for Vessels Acquisition Under Construction [Table Text Block]
Advances for vessels acquisitions / under construction
Balance, December 31, 2017	6,757
— Advances paid	19,930
—Capitalized expenses	1,076
Balance, June 30, 2018	27,763